Notes to the Consolidated Statements of Financial Position - Additional Information (Detail) € / shares in Units, € in Thousands					1 Months Ended				12 Months Ended
	Dec. 12, 2022	Jul. 25, 2022 EUR (€) borrowing	Dec. 14, 2021 EUR (€) shares	Mar. 31, 2021 shares $ / shares	Sep. 30, 2022 EUR (€) shares € / shares	May 31, 2022 shares	Mar. 31, 2022 shares	Feb. 28, 2022 shares	Sep. 30, 2022 EUR (€) shares € / shares	Sep. 30, 2021 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€)	Jun. 09, 2022 EUR (€)	May 30, 2022 € / shares	May 03, 2022 EUR (€)	Apr. 04, 2022 € / shares	Jan. 01, 2022 EUR (€)	Jun. 11, 2021 EUR (€)	May 05, 2021 EUR (€)	Sep. 30, 2019 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 250,100				€ 250,100	€ 163,100
Potential future cash outflows related to lease liability					115,400				115,400	28,000
Cash outflow for leases									21,700	11,100	€ 8,100
Lease rental expense									8,200	6,300	9,600
Tax loss carryforwards					235,800				235,800	100,900
Unrecognized deferred tax assets					3,400				3,400	9,400
Inventories pledged as security for liabilities					19,400				€ 19,400	17,400
Trade and other current receivables, Settlement period									30 days
Restricted cash and cash equivalents					9,500				€ 9,500	12,000
Creditors with debit balances, current					€ 3,100				€ 3,100	3,900
Par value (in EUR per share) | € / shares					€ 0.12				€ 0.12
Issued capital					€ 46,500				€ 46,500	17,600	17,600								€ 17,600
Share price (in eur per share) | € / shares													€ 5.79		€ 6.90
Equity-based compensation expense									17,100	2,700	100
Personnel related liabilities					7,800				€ 7,800	€ 900
Number of ceiling time for payment to be made									120 days
Other liabilities					€ 9,900				€ 9,900
Interest rate on the borrowings					1.80%				1.80%	1.10%
Revenue									€ 2,000
Trading carryforwards
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tax loss carryforwards					€ 195,600				195,600	€ 88,800
Interest carryforwards
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tax loss carryforwards					15,100				15,100	€ 0
IPO RSU Awards
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity-based compensation expense									5,200
IPO RSU Awards | Potential ordinary share transactions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period	2 years
IPO Bonus Agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Personnel related liabilities					7,100				7,100
Liabilities from share-based payment transactions					3,800				3,800
WCRC Exit Bonus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Personnel related liabilities																	€ 2,700
Liabilities from share-based payment transactions					2,100				2,100
Bonus payable in shares			25.00%
WCRC Retention Bonus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Liabilities from share-based payment transactions					1,200				€ 1,200			€ 1,200
Vesting percentage									50.00%
Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting percentage									25.00%
Director, Wolfram Keil | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Wolfram Keil | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Wolfram Keil | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Director, Richard d'Abo | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Richard d'Abo | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Richard d'Abo | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Director, Dieter Berninghaus | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Dieter Berninghaus | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Dieter Berninghaus | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Director, Martin Wittig | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Martin Wittig | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Martin Wittig | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Director, Christoph Keese | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Christoph Keese | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Christoph Keese | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Director, Thomas Rudolph | Restricted Share Units (RSU)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Vesting period									4 years
Director, Thomas Rudolph | Restricted Share Units (RSU) | Initial grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									30,672
Director, Thomas Rudolph | Restricted Share Units (RSU) | Annual grant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares									12,780
Syndicated financing revolving facility
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings maximum amount																		€ 100,000
Borrowings outstanding					100,000				€ 100,000
SIGNA Holdings revolving credit agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of borrowings entered | borrowing		2
Borrowings outstanding					€ 80,000				€ 80,000
SIGNA Holdings revolving credit agreement 1
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings maximum amount														€ 50,000
SIGNA Holdings revolving credit agreement 2
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings maximum amount		€ 50,000
Lines Of Credit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Interest rate on the borrowings					3.40%				3.40%	2.40%
Share capital
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in equity			€ 11,600
Capital reserve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in equity			€ 391,100
Ordinary shares | SISH [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reverse recapitalization, contingent consideration (in shares) | shares			51,000,000
Ordinary shares | SSU N.V
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value (in EUR per share) | € / shares					€ 0.12				€ 0.12
Number of shares outstanding (in shares) | shares			333,180,171		336,577,387				336,577,387
Issued capital			€ 39,982
Increase in number of shares outstanding (in shares) | shares					646,600	229,413	2,492,833	28,370
Ordinary shares | SSU GmbH
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value (in EUR per share) | € / shares										€ 1.00
Number of shares outstanding (in shares) | shares										202,469,867
Ordinary shares | SSU GmbH | Previously stated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of shares outstanding (in shares) | shares										17,629,934
Ordinary shares | CEO
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Strike price of number of instruments granted in share based payment arrangement per option (in EUR per share) | $ / shares				$ 0.12
Number of share options exercised (in shares) | shares									646,600
Number of share options exercisable (in shares) | shares					646,600				646,600
Expense from share-based payment transactions with parties other than employees									€ 6,200	€ 2,700
Number of share options granted in share-based payment arrangement (in shares) | shares				1,293,200
Ordinary shares | Board Of Directors Members
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Expense from share-based payment transactions with parties other than employees									600
Ordinary shares | Share capital | SSU N.V
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in equity										11,600
Ordinary shares | Capital reserve | SSU N.V
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in equity										391,100
Cost of material
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cost of inventories recognized as expense during period									700,300	500,200	414,900
Inventory write down									€ 20,000	2,700	€ 4,900
All Other Domains And Brand Names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life percentage of total carrying value					10.00%				10.00%
Range Three
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 3,800				€ 3,800	€ 3,800
CGU Group Internetstores
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of brand names and domains					24				24	24
CGU Group Internetstores | Fahrrad.de
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 33,100				€ 33,100
CGU Group Internetstores | Bikester
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					25,800				25,800
CGU Group Internetstores | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					100				100	€ 200
CGU Group Internetstores | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 33,100				€ 33,100	€ 33,100
Tennis
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of brand names and domains					21				21	21
Tennis | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 100				€ 100	€ 100
Tennis | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					8,300				8,300	8,300
Publikat And Outfitter Teamsport And Ballside | Range One
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life										100
Publikat And Outfitter Teamsport And Ballside | Range Two
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 100				€ 100	€ 500
CGU Wiggle
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of brand names and domains					2				2	2
CGU Wiggle | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 42,400				€ 42,400	€ 0
CGU Wiggle | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life					€ 49,500				€ 49,500	€ 0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current measurement of fair value less costs of disposal					3.00%				3.00%	3.00%
Period used for calculation of present value of cash flows									6 years	5 years
Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period used for calculation of present value of cash flows									6 years
Intangible assets other than goodwill | Discount rate, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets					0.03				0.03	0.03
Intangible assets with indefinite useful lives | Bigtree De Bigtree Fr And Bigtree NL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of intangible assets with indefinite useful lives										€ 200
Domains
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of intangible assets with indefinite useful lives									€ 1,300
CGU Group Publikat
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			4,100
Impairment losses									4,800
CGU Group Publikat | Domains
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses									700
Wiggle Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			380,400
Impairment losses on goodwill									€ 243,700
Wiggle Group | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period used for calculation of present value of cash flows									5 years
Wiggle Group | CGU Group Internetstores
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			61,200
Tennis Express
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill																€ 21,400
Tennis Express | CGU Group Tennis US
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			€ 7,200